Income Taxes - Components of Current Taxes (Detail)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Current taxes	(2.50%)	17.90%	20.90%
Israel [Member]
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Current taxes	23.00%	23.00%	23.00%
U.S. [Member]
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Current taxes	21.00%	21.20%	21.20%
Canada [Member]
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Current taxes	25.00%	25.00%	25.00%